MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) MONEY MARKET FUND

MFS(R) GOVERNMENT MONEY MARKET FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

The investment objective of both funds is to seek high current income consistent with preservation of capital and liquidity.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
TRUSTEES AND OFFICERS                             23
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      25
----------------------------------------------------
CONTACT INFORMATION                               26
----------------------------------------------------
ASSET ALLOCATION                                  27

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A PERIOD OF RELATIVELY STABLE RATES

After holding short-term interest rates steady for most of 2002, the U.S. Federal Reserve Board (the Fed) unanimously decided to cut short-term rates by 50 basis points in November. At the same time, it changed its economic outlook from "weakness," which would indicate a further rate cut, to "balanced," which would not indicate a further near-term cut. From November through the end of the period, the short-term rate has remained unchanged at 1.25%.

---------------------------------------
"WE ARE FOCUSED ON OUR OBJECTIVES OF
INCOME, CAPITAL PRESERVATION, AND
LIQUIDITY FOR BOTH FUNDS."
---------------------------------------

Since the Fed lowered short-term rates and changed its outlook, the yield curve for short-term money market instruments has been relatively flat. In other words, investors haven't been able to earn extra yield by owning instruments of longer maturity. Given this flat yield scenario, we kept the average maturity of the funds in the 50- to 60-day range. The bulk of the MFS Money Market Fund continued to be invested in top-quality commercial paper and discounted government agency paper. Slightly more than 80% of the MFS Government Money Market Fund continued to be invested in discounted government agency paper with the balance in repurchase agreements that are fully collateralized by U.S. government securities.

CAUTIOUS OUTLOOK

In the near term, while economic data continues to be mixed, we do not see a compelling reason for the Fed to take further action. However, the geopolitical risks surrounding Iraq still pose a large threat to this view. We will continue to target maturities for fund investments in the one- to six-month range.

Regardless of what may or may not happen to short-term interest rates, we will intend to maintain the portfolio's high quality as we focus on the fund's objectives of income, capital preservation, and liquidity.

/s/ Edward L. O'Dette                        /s/ Terri A. Vittozzi

    Edward L. O'Dette                            Terri A. Vittozzi
    Portfolio Manager                                Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY AT 2/28/03
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
MFS MONEY MARKET FUND(1)(2)(3)        MFS GOVERNMENT MONEY MARKET FUND(2)(3)
-----------------------------------------------------------------------------
6-month total return: 0.49%           6-month total return: 0.40%

-----------------------------------------------------------------------------
7-day current yield with and          7-day current yield with and without
without waiver: 0.75%                 waiver: 0.36%
-----------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Yields quoted are based on the latest seven days ended as of February 28, 2003, with dividends annualized. The yield quotations more closely reflect the current earnings of the portfolios than a total return quotation would.

Performance results reflect any applicable expense subsidies in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

(2) Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

(3) Investments in the portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
---------------------------------------------------------------------------------------------------

MFS MONEY MARKET FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Commercial Paper - 72.9%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., due 3/04/03 - 5/07/03                    $53,850            $53,765,252
---------------------------------------------------------------------------------------------------
Bank of America Corp., due 3/17/03                                    15,000             14,991,600
---------------------------------------------------------------------------------------------------
Bank One, due 4/30/03                                                 40,000             39,914,667
---------------------------------------------------------------------------------------------------
Barton Capital Corp., due 3/13/03                                     21,361             21,351,744
---------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Dakota CP Notes,
due 3/27/03 - 4/11/03                                                 59,000             58,923,914
---------------------------------------------------------------------------------------------------
Citigroup, Inc., due 4/22/03 - 4/25/03                                63,450             63,329,756
---------------------------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc., due 3/14/03                        50,000             49,975,986
---------------------------------------------------------------------------------------------------
Dresdner Bank Ltd., due 3/06/03                                       30,000             30,000,042
---------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 6/09/03 - 7/18/03                60,000             59,771,411
---------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., due 3/24/03 - 7/10/03              84,053             83,845,462
---------------------------------------------------------------------------------------------------
Florida Power & Light Co., due 4/02/03                                20,000             19,977,244
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03                           59,249             59,244,523
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 3/17/03 - 8/22/03                      24,400             24,269,903
---------------------------------------------------------------------------------------------------
Govco, Inc., due 4/10/03 - 4/17/03                                    87,025             86,889,517
---------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 3/12/03 - 4/07/03                     36,400             36,394,966
---------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 3/26/03 - 4/14/03                   75,500             75,415,694
---------------------------------------------------------------------------------------------------
Morgan Stanley, due 5/09/03                                           50,000             49,875,417
---------------------------------------------------------------------------------------------------
New Center Asset Trust, due 3/03/03 - 3/17/03                         59,267             59,244,336
---------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 4/17/03                                   30,000             29,949,867
---------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 3/03/03                                 59,249             59,244,589
---------------------------------------------------------------------------------------------------
Quincy Capital Corp., due 4/11/03                                     15,000             14,977,962
---------------------------------------------------------------------------------------------------
Rabobank Nederland, due 6/11/03                                       49,850             49,668,504
---------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., due 3/12/03                      14,000             13,994,311
---------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 3/03/03 - 5/05/03                    59,293             59,244,192
---------------------------------------------------------------------------------------------------
Societe Generale, due 5/09/03                                         30,000             29,926,112
---------------------------------------------------------------------------------------------------
Swedbank, Inc., due 3/11/03                                           39,400             39,383,802
---------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 4/17/03                                40,000             39,932,633
---------------------------------------------------------------------------------------------------
UBS Finance Delaware, Inc., due 3/03/03                               59,249             59,244,556
---------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                            $1,282,747,962
---------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 7.4%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 4/09/03                                  $10,000             $9,986,675
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
due 5/22/03 - 2/26/04                                                 97,400             96,598,772
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 5/14/03                          23,500             23,440,826
---------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost                                                                      $130,026,273
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.0%
---------------------------------------------------------------------------------------------------
Merrill Lynch, dated 2/28/03, due 3/03/03, total to be
recieved $70,747,653 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                    $70,745            $70,745,000
---------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                       $1,483,519,235
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 15.7%                                                  275,658,213
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,759,177,448
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
---------------------------------------------------------------------------------------------------

MFS GOVERNMENT MONEY MARKET FUND

U.S. Government and Agency Obligations - 83.0%
---------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
---------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., due 4/11/03 - 4/17/03            $13,000          $12,980,804
---------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 8/04/03                                  10,000            9,946,700
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 3/05/03 - 4/16/03                          40,000           39,955,603
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 3/06/03 - 2/26/04                23,300           23,231,992
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 3/03/03 - 9/08/03                 43,446           43,333,023
---------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost                                                                     $129,448,122
---------------------------------------------------------------------------------------------------

Repurchase Agreements - 20.7%
---------------------------------------------------------------------------------------------------
Merrill Lynch, dated 2/28/03, due 3/03/03, total to be
received $16,167,606 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                              $16,167          $16,167,000
---------------------------------------------------------------------------------------------------
Morgan Stanley, dated 2/28/03, due 3/03/03, total to be
received $16,167,597 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                               16,167           16,167,000
---------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                   $32,334,000
---------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                        $161,782,122
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.7)%                                                 (5,756,976)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $156,025,146
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

MFS MONEY MARKET FUND

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS
Investments, at amortized cost and value                    $1,412,774,235
---------------------------------------------------------------------------------------------------
Repurchase agreements, at cost and value                        70,745,000
---------------------------------------------------------------------------------------------------
Total investments, at amortized cost and value                                       $1,483,519,235
---------------------------------------------------------------------------------------------------
Cash                                                                   744
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                379,867,963
---------------------------------------------------------------------------------------------------
Interest receivable                                                151,040
---------------------------------------------------------------------------------------------------
Other assets                                                        54,306
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,863,593,288
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $146,861
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                             103,908,921
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    23,386
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    5,897
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 1,032
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             329,743
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $104,415,840
---------------------------------------------------------------------------------------------------

NET ASSETS

Net assets (represented by paid-in capital)                                          $1,759,177,448
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                             1,759,177,448
---------------------------------------------------------------------------------------------------
Net asset value per share                                                                     $1.00
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) - continued

MFS GOVERNMENT MONEY MARKET FUND

AT 2/28/03

ASSETS
Investments, at amortized cost and value                      $129,448,122
---------------------------------------------------------------------------------------------------
Repurchase agreements, at cost and value                        32,334,000
---------------------------------------------------------------------------------------------------
Total investments, at amortized cost and value                                         $161,782,122
---------------------------------------------------------------------------------------------------
Cash                                                                   763
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,478,334
---------------------------------------------------------------------------------------------------
Interest receivable                                                  1,203
---------------------------------------------------------------------------------------------------
Other assets                                                           520
---------------------------------------------------------------------------------------------------
Total assets                                                                           $163,262,942
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $1,215
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               7,192,213
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     2,220
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      444
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    78
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              41,626
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $7,237,796
---------------------------------------------------------------------------------------------------

NET ASSETS

Net assets (represented by paid-in capital)                                            $156,025,146
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               156,025,146
---------------------------------------------------------------------------------------------------
Net asset value per share                                                                     $1.00
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENTS OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

MFS MONEY MARKET FUND

The Statement of Operations describes how much your fund received as investment income, and expenses deducted from income for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME
Income
---------------------------------------------------------------------------------------------------
  Interest income                                                                      $14,247,512
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $3,705,167
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            21,557
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  916,547
---------------------------------------------------------------------------------------------------
  Administrative fee                                                55,309
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    267,238
---------------------------------------------------------------------------------------------------
  Printing                                                          17,248
---------------------------------------------------------------------------------------------------
  Postage                                                           83,164
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     10,300
---------------------------------------------------------------------------------------------------
  Legal fees                                                           225
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    355,787
---------------------------------------------------------------------------------------------------
Total expenses                                                  $5,432,542
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (211,746)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $5,220,796
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $9,026,716
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Operations (unaudited) - continued

MFS GOVERNMENT MONEY MARKET FUND

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME
Income
---------------------------------------------------------------------------------------------------
  Interest income                                                                         $815,500
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                  $289,586
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             2,892
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   57,917
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 5,086
---------------------------------------------------------------------------------------------------
  Custodian fee                                                     14,570
---------------------------------------------------------------------------------------------------
  Printing                                                             992
---------------------------------------------------------------------------------------------------
  Postage                                                            2,247
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     10,300
---------------------------------------------------------------------------------------------------
  Legal fees                                                           165
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                     26,189
---------------------------------------------------------------------------------------------------
Total expenses                                                    $409,944
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (11,137)
---------------------------------------------------------------------------------------------------
Net expenses                                                                              $398,807
---------------------------------------------------------------------------------------------------
Net investment income                                                                     $416,693
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

MFS MONEY MARKET FUND

This Statement gives you a summary of distributions of income.

                                                              SIX MONTHS                  YEAR
                                                                ENDING                   ENDING
                                                               2/28/03                  8/31/02
                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income, declared as distributions to
shareholders                                                   $9,026,716              $25,276,859
---------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

  Net proceeds from sale of shares                        $25,866,168,511          $31,855,949,446
-------------------------------------------------------   ---------------          ---------------
  Shares issued in reinvestment of distributions                6,276,782               19,664,617
-------------------------------------------------------   ---------------          ---------------
  Shares reacquired                                       (26,075,427,096)         (31,374,556,186)
-------------------------------------------------------   ---------------          ---------------
Net increase (decrease) in net assets from fund share
transactions                                                $(202,981,803)            $501,057,877
-------------------------------------------------------   ---------------          ---------------

NET ASSETS

At beginning of period                                     $1,962,159,251           $1,461,101,374
---------------------------------------------------------------------------------------------------
At end of period                                           $1,759,177,448           $1,962,159,251
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets - continued

MFS GOVERNMENT MONEY MARKET FUND
                                                              SIX MONTHS                  YEAR
                                                                ENDING                   ENDING
                                                               2/28/03                  8/31/02
                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income, declared as distributions to
shareholders                                                     $416,693                 $927,415
---------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

  Net proceeds from sale of shares                           $459,396,645             $132,389,549
-------------------------------------------------------   ---------------          ---------------
  Shares issued in reinvestment of distributions                  394,391                  849,721
-------------------------------------------------------   ---------------          ---------------
  Shares reacquired                                          (358,506,695)            (140,576,429)
-------------------------------------------------------   ---------------          ---------------
Net increase (decrease) in net assets from fund share
transactions                                                 $101,284,341              $(7,337,159)
---------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                        $54,740,805              $62,077,964
---------------------------------------------------------------------------------------------------
At end of period                                             $156,025,146              $54,740,805
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

MFS MONEY MARKET FUND

Financial Highlights show income and distributions per share for shares offered by the fund.

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001           2000           1999            1998
                                   (UNAUDITED)
Net asset value, beginning of
period                                 $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS

  Net investment income                $0.00(3)          $0.02           $0.05           $0.05           $0.04           $0.05
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.00)(3)        $(0.02)         $(0.05)         $(0.05)         $(0.04)         $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                        0.49(2)           1.67            4.97            5.58            4.54            5.03
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(4)                             0.59(1)           0.68            0.67            0.66            0.69            0.74
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.99(1)           1.66            4.86            5.38            4.38            4.88
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                     $1,759            $1,962          $1,461            $913          $1,080          $1,071
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share amount was less than $0.01.
4. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

MFS GOVERNMENT MONEY MARKET FUND

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001           2000           1999            1998
                                   (UNAUDITED)
Net asset value, beginning of
period                                 $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS

  Net investment income                $0.00(3)          $0.01           $0.05           $0.05           $0.04           $0.05
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.00)(3)        $(0.01)         $(0.05)         $(0.05)         $(0.04)         $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                        0.40(2)           1.51            4.71            5.18            4.35            4.85
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(4)                             0.72(1)           0.82            0.90            0.86            0.78            0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.73(1)           1.56            4.55            5.05            4.26            4.70
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $156,025           $54,741         $62,078         $44,038         $57,074         $44,843
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share amount was less than $0.01.
4. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The funds' use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The funds' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                             Government Money
                                 Money Market Fund             Market Fund
                               8/31/02       8/31/01       8/31/02     8/31/01
--------------------------------------------------------------------------------
Distributions declared
from ordinary income         $25,276,859   $71,976,908    $927,415    $2,663,202
--------------------------------------------------------------------------------

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                            Money Market      Government Money
                                                  Fund          Market Fund
                                                8/31/02           8/31/02
--------------------------------------------------------------------------------
Undistributed ordinary income                   $268,654           $6,013
--------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $300 million of average net assets                 0.50%
      --------------------------------------------------------------
      Next $400 million of average net assets                  0.45%
      --------------------------------------------------------------
      Next $300 million of average net assets                  0.40%
      --------------------------------------------------------------
      Average net assets in excess of $1 billion               0.35%
      --------------------------------------------------------------

Management fees incurred for the six months ended February 28, 2003, were 0.41% and 0.50% of average daily net assets on an annualized basis for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

The funds pay compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pay no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc.
(MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund is a pension expense of $3,400 and $669, respectively, for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

      First $2 billion                                        0.0175%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0130%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0005%
      ---------------------------------------------------------------
      In excess of $7 billion                                 0.0000%
      ---------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund, aggregated $36,145,462,655 and $36,441,762,546, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund, aggregated $582,626,385 and $499,037,000, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the MFS Money Market Fund and MFS Government Money Market Fund for the six months ended February 28, 2003 were $6,349 and $564, respectively. The funds had no borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette(1)
Terri A. Vittozzi(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MCM-SEM-4/03 61.5M